Cover	Apr. 04, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 04, 2023
Entity File Number	001-36351
Entity Registrant Name	PLx Pharma Inc.
Entity Central Index Key	0001497504
Entity Tax Identification Number	46-4995704
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9 Fishers Lane
Entity Address, Address Line Two	Suite E
Entity Address, City or Town	Sparta
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07871
City Area Code	973
Local Phone Number	409-6541
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	PLXP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	(Former name or former address if changed since last report)